Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2024
Stockholders’ Equity [Line Items]
Schedule of Common Stock Warrant Activity

The following table sets forth the common stock warrant activity for the year ended December 31, 2024:

	Legacy Abpro Common
	Stock Warrants	Private Warrants	Public Warrants
Outstanding as of December 31, 2023	61,009	-	-
Expired at the Merger	(61,009)	-	-
Common stock warrants of ACAB acquired in Merger	-	13,850,000	15,000,000
Outstanding as of December 31, 2024	-	13,850,000	15,000,000

Schedule of Warrants to Purchase Common Stock Outstanding

The number of shares of the Company’s common stock outstanding immediately following the consummation of the Merger was:

Shares
Common stock of ACAB, net of redemptions	210,993
ACAB Founder Shares, less of forfeitures and transfers	3,782,268
New Abpro shares issued to PIPE investors	3,367,401
New Abpro shares issued to service providers	1,282,852
New Abpro shares issued in Merger to Legacy Abpro stockholders	39,123,200
New Abpro shares transferred to investors	2,168,558
New Abpro shares issued to settle the promissory note with executive	600,000
Total shares of common stock outstanding immediately after Merger	50,535,272

Warrant [Member]
Stockholders’ Equity [Line Items]
Schedule of Warrants to Purchase Common Stock Outstanding
	Shares	Weighted-Average Exercise Price	Weighted- Average Remaining Contractual Life
Warrants	28,850,000	$3.83	4.9 years